Supplemental Guarantor Condensed Consolidating Financial Statements - Summary of Adjustments - Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Revenues	$ 2,883	$ 2,792	$ 2,837	$ 2,640	$ 2,797	$ 2,712	$ 2,709	$ 2,591	$ 11,152	$ 10,809	$ 10,680
(Loss) income before income taxes and equity earnings in affiliates	36	(266)	5	(178)	(136)	(198)	(183)	(276)	(403)	(793)	(909)
Income tax expense (benefit)	28	(23)	40	37	(15)	29	11	62	82	87	(224)
Net (loss) income attributable to First Data Corporation	$ 12	$ (235)	$ (34)	$ (201)	$ (124)	$ (219)	$ (187)	$ (339)	(458)	(869)	(701)
Comprehensive (loss) income attributable to First Data Corporation									(798)	(906)	(655)
Reportable legal entities | FDC Parent Company
Condensed Income Statements, Captions [Line Items]
Revenues									0	0	0
(Loss) income before income taxes and equity earnings in affiliates									(919)	(1,171)	(1,244)
Income tax expense (benefit)									(461)	(302)	(543)
Net (loss) income attributable to First Data Corporation									(458)	(869)	(701)
Comprehensive (loss) income attributable to First Data Corporation									(798)	(906)	(655)
Reportable legal entities | Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues									6,847	6,665	6,569
(Loss) income before income taxes and equity earnings in affiliates									1,056	564	561
Income tax expense (benefit)									377	250	252
Net (loss) income attributable to First Data Corporation									881	483	447
Comprehensive (loss) income attributable to First Data Corporation									709	453	447
Reportable legal entities | Non-Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues									4,623	4,431	4,393
(Loss) income before income taxes and equity earnings in affiliates									587	600	569
Income tax expense (benefit)									166	139	67
Net (loss) income attributable to First Data Corporation									373	424	460
Comprehensive (loss) income attributable to First Data Corporation									132	331	451
Consolidation Adjustments
Condensed Income Statements, Captions [Line Items]
Revenues									(318)	(287)	(282)
(Loss) income before income taxes and equity earnings in affiliates									(1,127)	(786)	(795)
Income tax expense (benefit)									0	0	0
Net (loss) income attributable to First Data Corporation									(1,254)	(907)	(907)
Comprehensive (loss) income attributable to First Data Corporation									$ (841)	(784)	(898)
As Previously Reported | Reportable legal entities | FDC Parent Company
Condensed Income Statements, Captions [Line Items]
Revenues										0	0
(Loss) income before income taxes and equity earnings in affiliates										(1,171)	(1,244)
Income tax expense (benefit)										(302)	(543)
Net (loss) income attributable to First Data Corporation										(869)	(701)
Comprehensive (loss) income attributable to First Data Corporation										(906)	(655)
As Previously Reported | Reportable legal entities | Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues										7,258	7,181
(Loss) income before income taxes and equity earnings in affiliates										596	564
Income tax expense (benefit)										301	274
Net (loss) income attributable to First Data Corporation										483	447
Comprehensive (loss) income attributable to First Data Corporation										453	449
As Previously Reported | Reportable legal entities | Non-Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenues										3,838	3,781
(Loss) income before income taxes and equity earnings in affiliates										523	473
Income tax expense (benefit)										88	45
Net (loss) income attributable to First Data Corporation										379	367
Comprehensive (loss) income attributable to First Data Corporation										283	356
As Previously Reported | Consolidation Adjustments
Condensed Income Statements, Captions [Line Items]
Revenues										(287)	(282)
(Loss) income before income taxes and equity earnings in affiliates										(741)	(702)
Income tax expense (benefit)										0	0
Net (loss) income attributable to First Data Corporation										(862)	(814)
Comprehensive (loss) income attributable to First Data Corporation										$ (736)	$ (805)